Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2024
Accrued Expenses and Other Payables [Abstract]
ACCRUED EXPENSES AND OTHER PAYABLES

11. ACCRUED EXPENSES AND OTHER PAYABLES

Accrued expenses and other payables consisted of the following:

	As of
	June 30, 2024	December 31, 2023
	US$’000	US$’000

Interest payable	5,788	2,731
Customer refund	513	290
Accrued expenses	327	1,097
Issuance costs payable	-	1,250
Total	6,628	5,368

The interest payable represented the accrued interest for long-term payables owed to the mining equipment supplier with interest rates ranging from 3% to 6% per annum.

During the six months ended June 30, 2024 and 2023, the Company recorded interest expenses of US$3.06 million and US$2.44 million, respectively.